Notes to the Consolidated Statements of Financial Position - Summary Of Maturity Analysis Of Operating Lease Payments (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Maturity lease liabilities	€ 123.4	€ 49.9	€ 27.6	€ 30.3
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Maturity lease liabilities	85.0	32.1
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Maturity lease liabilities	€ 38.5	€ 17.8